Schedule 1	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure
Schedule 1

WATERDROP INC.

SCHEDULE 1-CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data, or otherwise noted)

	As of December 31,
	2022	2023
	RMB	RMB	RMB

Assets
Current assets
Cash and cash equivalents	351,817	134,265	18,911
Short-term investments	310,799	557,753	78,558
Prepaid expense and other assets	81,162	14,929	2,102
Amount due from its subsidiaries and the consolidated VIEs	118,426	260,148	36,641
Total current assets	862,204	967,095	136,212
Non-current assets
Long-term investments and amount due from its subsidiaries and the consolidated VIEs (non-current)	4,917,050	5,341,984	752,403
Total non-current assets	4,917,050	5,341,984	752,403
Total assets	5,779,254	6,309,079	888,615
Liabilities
Current liabilities
Accrued expenses and other current liabilities	7,380	197	28
Amount due to its subsidiaries and the consolidated VIEs	1,005,746	1,723,188	242,706
Total current liabilities	1,013,126	1,723,385	242,734
Total liabilities	1,013,126	1,723,385	242,734
Shareholders’ Equity:
Ordinary shares (US$0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,206,653,701 and 3,282,256,521 Class A ordinary shares issued as of December 31, 2022 and 2023, respectively, 3,108,040,681 and 2,899,717,031 Class A ordinary shares outstanding as of December 31, 2022 and 2023, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2022 and 2023)	135	139	20
Treasury stock	(3)	(12)	(2)
Additional paid-in capital	7,384,670	7,003,423	986,411
Accumulated other comprehensive income	108,245	144,107	20,297
Accumulated deficit	(2,726,919)	(2,561,963)	(360,845)
Total shareholders’ equity	4,766,128	4,585,694	645,881
Total liabilities and shareholders’ equity	5,779,254	6,309,079	888,615

WATERDROP INC.

SCHEDULE 1-CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

(All amounts in thousands, except for share and per share data, or otherwise noted)

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2)
Operating revenue, net	2,279	—	—	—
Operating costs and expenses	(250,814)	(153,603)	(87,060)	(12,262)
Interest income	8,666	11,990	29,337	4,132
Foreign currency exchange (loss)/gain	(2,114)	1,290	(92)	(13)
Others, net	4	17,097	3,077	433
Equity in (loss)/profit of subsidiaries and VIEs	(1,332,101)	730,943	221,959	31,263
Net (loss)/profit	(1,574,080)	607,717	167,221	23,553
Preferred shares redemption value accretion	(152,287)	—	—	—
Net (loss)/profit attributable to ordinary shareholders	(1,726,367)	607,717	167,221	23,553
Foreign currency transaction adjustments	(36,640)	129,563	37,413	5,270
Unrealized gains/(loss) on available-for-sale investments, net of tax	192	174	(1,551)	(218)
Total comprehensive (loss)/income attributable to ordinary shareholders	(1,610,528)	737,454	203,083	28,605

WATERDROP INC.

SCHEDULE 1-CONDENSED STATEMENTS OF CASH FLOW

(All amounts in thousands, except for share and per share data, or otherwise noted)

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2)
Cash Flows from Operating Activities:	320,097	534,951	621,178	87,491
Cash Flows from Investing Activities:
Purchase of short-term investments	(1,875,171)	(1,486,449)	(1,376,678)	(193,901)
Proceeds from maturity of short-term investments	2,100,240	1,621,770	1,140,429	160,626
Investment in subsidiaries	(2,683,195)	(178,395)	(5,938)	(836)
Purchase of long-term investments	—	—	(57,550)	(8,106)
Prepaid investments	—	(69,426)	—	—
Net cash used in investing activities	(2,458,126)	(112,500)	(299,737)	(42,217)
Cash Flows from Financing Activities:
Proceeds from exercise of share option	2,971	9,729	11,710	1,649
Payment for share repurchase	(16,546)	(67,022)	(526,025)	(74,089)
Proceeds from initial public offering, net	2,142,104	—	—	—
Net cash provided by/(used in) financing activities	2,128,529	(57,293)	(514,315)	(72,440)
Effect of exchange rate changes on cash and cash equivalents	(14,162)	(21,824)	(24,678)	(3,475)
Net (decrease)/increase in cash and cash equivalents	(23,662)	343,334	(217,552)	(30,641)
Total cash and cash equivalents at beginning of year	32,145	8,483	351,817	49,552
Total cash and cash equivalents at end of year	8,483	351,817	134,265	18,911

WATERDROP INC.

SCHEDULE 1-CONDENSED STATEMENTS OF CASH FLOW (Continued)

(All amounts in thousands, except for share and per share data, or otherwise noted)

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a)and 5-04(c)of Regulation S-X,which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information of Waterdrop Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of December 31, 2022 and 2023 and the years ended 2021, 2022 and 2023. No dividend was paid by the Group’s subsidiaries to Waterdrop Inc. in 2021, 2022 and 2023.

4.

As of December 31, 2023, there were no material contingencies, significant provisions of long term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Group, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.